Investment Strategy	Oct. 31, 2025
Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of U.S. large capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries. The Fund has significant exposure to the information technology sector. The Fund is classified as a “non-diversified company ” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Large Capitalization Companies Exposure:    The Fund invests its net assets in equity securities of certain U.S. large capitalization companies. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of U.S. Large Cap Index (as defined below) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of certain of the U.S. large capitalization companies that comprise the Equity Portfolio Index. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of

U.S. large capitalization indices (the “U.S. Large Cap Index”), including exchange-traded option contracts on the S&P 500® Price Return Index, and on ETFs that seek to replicate the performance of the U.S. Large Cap Index, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the U.S. Large Cap Index and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the SPDR® S&P 500® ETF Trust; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the Equity Portfolio Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to the S&P 500® Price Return Index.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Large Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Large Cap Index underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Large Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Large Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Large Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the U.S. Large Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Large Cap Index.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Large Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Large Cap Index. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Large Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Large Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Large Cap Index are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the U.S. Large Cap Index, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Large Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Large Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries. The Fund has significant exposure to the information technology sector. The Fund is classified as a “non-diversified company ” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity securities of the Nasdaq-100® Index (the “Nasdaq-100”) while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Nasdaq-100 together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of the Nasdaq-100. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® concentrates in the securities of a particular industry or group of industries. The Fund has significant exposure to the communications services sector and information technology sector. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   Nasdaq-100 Exposure:    The Fund invests its net assets in equity securities that are representative of the Nasdaq-100. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of Nasdaq-100 losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of companies that comprise the Nasdaq-100 through the implementation of a representative sampling strategy. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 is a modified market capitalization-weighted index. Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the Nasdaq-100 and the Fund’s position in an individual stock may be overweight or underweight as compared to the Nasdaq-100.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of the securities in the Equity Portfolio so as to provide the Fund investment returns that are substantially similar to the Nasdaq-100. Through this optimization of the Nasdaq-100, the Equity Portfolio is not expected to hold each of the constituents of the Nasdaq-100 and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Nasdaq-100’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Nasdaq-100 will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., the changes in the price of a specified asset, excluding any dividends paid)

of the Nasdaq-100, including exchange-traded option contracts on the Nasdaq-100® Price Return Index (“NDX”), and on ETFs that seek to replicate the performance of the Nasdaq-100, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the Nasdaq-100 and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the Invesco QQQ TrustSM, Series 1, an ETF that seeks to replicate the performance of the Nasdaq-100; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the Nasdaq-100 as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to NDX.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio versus that of the Nasdaq-100 may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 7% to 15%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of Nasdaq-100. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Nasdaq-100 underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the Nasdaq-100 and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of Nasdaq-100 changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Nasdaq-100. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the Nasdaq-100 will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by Nasdaq-100.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the Nasdaq-100 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Nasdaq-100. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of Nasdaq-100 beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the Nasdaq-100, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the Nasdaq-100 are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the Nasdaq-100, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the Nasdaq-100 appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the Nasdaq-100 and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® concentrates in the securities of a particular industry or group of industries. The Fund has significant exposure to the communications services sector and information technology sector. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. small capitalization companies and option contracts that give economic exposure to equity securities of U.S. small capitalization companies. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the small-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive United States 2000 Index (“U.S. Small Cap Equity Index”) together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of the U.S. small capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the U.S. Small Cap Equity Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Small Capitalization Companies Exposure:    The Fund invests its net assets in certain U.S. small capitalization companies that are included in the U.S. Small Cap Equity Index. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of Russell 2000® Index (“Russell 2000”) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of companies that comprise the U.S. Small Cap Equity Index through the implementation of a representative sampling strategy. The U.S. Small Cap Equity Index is a free float capitalization-weighted index of equity securities issued by the largest 1001 to 3000 companies from the United States stock market. The U.S. Small Cap Equity Index is calculated as a price return index in USD and reconstituted quarterly. As of the date of this prospectus, the U.S. Small Cap Equity Index was comprised of securities of issuers with a market capitalization range of approximately $24.8 million to $9.5 billion.

Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the U.S. Small Cap Equity Index and the Fund’s position in an individual stock may be overweight or underweight as compared to the U.S. Small Cap Equity Index.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of the securities in the Equity Portfolio so as to provide the Fund investment returns that are substantially similar to the U.S. Small Cap Equity Index. Through this optimization of the U.S. Small Cap Equity Index, the Equity Portfolio is not expected to hold each of the constituents of the U.S. Small Cap Equity Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the U.S. Small Cap Equity Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the U.S. Small Cap Equity Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., the changes in the price of a specified asset, excluding any dividends paid) of the Russell 2000, including exchange-traded option contracts on the Russell 2000 Price Return Index (“RTY”), and on ETFs that seek to replicate the performance of the Russell 2000, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the Russell 2000 and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the iShares Russell 2000 ETF, an ETF that seeks to replicate the performance of the Russell 2000; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the U.S. Small Cap Equity Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to RTY.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio versus that of the Russell 2000 may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of

Russell 2000. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Russell 2000 underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the Russell 2000 and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of Russell 2000 changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Russell 2000. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the Russell 2000 will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by Russell 2000.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the Russell 2000 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Russell 2000. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of Russell 2000 beyond the sold call option contract’s strike price over the life of the option contract.

See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the Russell 2000, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the Russell 2000 are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the Russell 2000, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the Russell 2000 appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the Russell 2000 and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. small capitalization companies and option contracts that give economic exposure to equity securities of U.S. small capitalization companies.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the U.S. Small Cap Equity Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Innovator Equity Managed 100 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity markets while seeking to limit any losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive GBS United States 500 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of U.S. large capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Large Capitalization Companies Exposure:    The Fund invests its net assets in equity securities of certain U.S. large capitalization companies, subject to the limitations on upside exposure further described below. See “Equity Portfolio” below for additional information.

•   Investment 100% Buffers:    The Fund seeks to provide a series of “buffers” that each seek to protect the Fund against 100% of U.S. Large Cap Index (as defined below) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the buffers are not guaranteed. The time an investor purchases Shares or sells Shares impacts the extent to which such investor benefits from a specific buffer any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index (defined below) may cause investors to not receive the full benefit of the Fund’s sought-after buffers. See “Hedging Strategy–Options Portfolio” below for additional information.

• Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the buffers. The Fund ladders the investment buffers by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used towards funding the Fund’s purchased put option contracts. The Fund’s option strategy will cause the Fund to forego a portion of the upside returns of the Equity

Portfolio to the extent the reference asset for the sold call option contract increases in value beyond the strike price of such option contract. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Fund will, under normal market circumstances, invest its net assets in common stock of certain of the U.S. large capitalization companies that comprise the Equity Portfolio Index. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly. As of the date of this prospectus, the Equity Portfolio Index, and therefore the Fund, has significant exposure to the information technology sector. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”. Notwithstanding the Fund’s investments in the components of the Equity Portfolio Index, the potential upside return of the Equity Portfolio Index that the Fund may experience is limited through the sold call options that are part of the Options Portfolio, as detailed further below.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference asset (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a periodic basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to protect against losses in the Equity Portfolio by implementing a series of buffers against 100% of losses by purchasing put option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct, one-year put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio with investment exposure that matches the Equity Portfolio, however minor differences may exist between the Equity Portfolio Index and the reference asset utilized for the Fund’s option contracts. In this regard, the Sub-Adviser will construct each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of U.S. large capitalization indices (the “U.S. Large Cap Index”), including exchange-traded option contracts on the S&P 500® Price Return Index. The Fund may also use ETFs that seek to replicate the performance of the U.S Large Cap Index as the reference asset for some or all of its option contracts. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of between 100% of the then-current value of the U.S. Large Cap Index (i.e., “at-the-money”) up to approximately 110% of the then-current value of the U.S. Large Cap Index (i.e., “in-the-money”) and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the Fund’s sought-after 100% protection at the expiration of the option contracts by profiting off any losses experienced by the contract’s reference asset, however such protection is not guaranteed. The Sub-Adviser intends that the Fund’s purchased put option contracts will provide exposure to the S&P 500® Price Return Index; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 40% to 50% of the annual returns of the Equity Portfolio Index as a result of the implementation of the Fund’s purchased and sold option contracts, which is not guaranteed. The Sub-Adviser intends that the Fund’s sold call option contracts will provide exposure to the S&P 500® Price Return Index.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after buffers, which is not guaranteed. In such a scenario, the Fund may experience losses. Additionally, the sought-after buffers are provided based on the Fund’s NAV on the day the respective put option contract is entered into for the respective buffers, however the Fund’s Shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after buffers such investor experiences.

Please note that each 100% buffer will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the buffer. Specifically, in light of the laddered put option contracts utilized to implement the 100% buffers, the Fund targets an annual maximum loss of approximately 1% to 3%, which is not guaranteed. Given the nature of put option contracts used, the strategy has the potential to generate positive returns in negative and very negative market environments. Any such positive returns are not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Large Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Large Cap Index underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Large Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Large Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Large Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the buffer on the Fund’s NAV. Therefore, while changes in the price of the U.S. Large Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Large Cap Index.

Equity Portfolio Buffers

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against losses experienced by the Equity Portfolio, however such protection is not guaranteed. The Options Portfolio is structured to seek to provide the Fund with 100% “buffers” (i.e., protection against 100% of losses) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 100% buffers will not change during the period and is provided at the expiration of the specific put option contract. The put option contacts utilized by the Fund will utilize strike prices that are either at-the-money or are up to approximately 110% of the then-current value of the U.S. Large Cap Index. The Fund utilizes in-the-money put option contracts to help provide additional sought-after protection to the Fund in the event the U.S. Large Cap Index has appreciated in value since the execution of the original put option contract.

The buffers are designed to protect against 100% of losses upon the expiration of the respective put option contract, however such protection is not guaranteed. Therefore, it should not be expected that a given buffer will be provided at any day prior to the expiration of the put option, and the Fund may therefore experience a degree of losses prior to such date. Further, any appreciation of the value of the reference asset for the put option contract since the execution of a given contract (and corresponding decrease in the value of the Fund) will not be protected by the buffers, and an investor can experience losses to the extent of such appreciation. While the Fund attempts to minimize these effects, there is no guarantee it will be successful in doing so. The sought-after buffers are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the buffers experienced by investors and adversely impact Fund performance. The Fund may not be successful in protecting against losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific buffer provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract.

The Fund finances the implementation of the quarterly buffers through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Large Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Large Cap Index. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Large Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 100% buffer at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment buffers that are expected to be greater or less than the sought-after 100% quarterly buffer due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Large Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Large Cap Index are likely to have different impact on the values of each of the put option contracts. While the Fund will seek to purchase put option contracts at strike prices that create a 100% buffer at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset buffer opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered put option contracts and sold call option contracts, the Fund expects that it will experience approximately 25% – 30% of the annualized volatility experienced by the U.S. Large Cap Index, which is not guaranteed.

The Fund’s purchased put option contracts will be separated into four tranches with approximately one-year expirations, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 100% buffer. This process repeats every three months, with the Fund participating in a rolling set of buffer opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Fund will sell call option contracts with approximately two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Large Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after buffers and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 100% buffer.

The impact of the Fund’s laddered investment approach is that there will be four “buffers” with one expiring every three months. These buffers will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Large Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities.
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).